OTHER CURRENT LIABILITIES (Changes in the Product Warranty Accrual)(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
OTHER CURRENT LIABILITIES [Abstract]
Balance as of beginning of year	$ 2,356	$ 2,402
Acquisition of ReVera	973
Services provided under warranty	(4,221)	$ (2,428)
Changes in provision	4,775	2,382
Balance as of end of year	$ 3,883	$ 2,356